Description of Business	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

ParkerVision, Inc. and its wholly-owned German subsidiary, ParkerVision GmbH (collectively “ParkerVision”, “we” or the “Company”) is in the business of innovating fundamental wireless technologies and products. We have designed and developed a distributed WiFi product line for consumers and small businesses that is being marketed under the brand name Milo®. We have also designed and developed proprietary radio frequency (“RF”) technologies and integrated circuits for use in wireless communication products. We have expended significant financial and other resources to research and develop our RF technologies and to obtain patent protection for those technologies in the United States and certain foreign jurisdictions. We believe certain patents protecting our proprietary technologies have been broadly infringed by others and therefore our business plan includes enforcement of our intellectual property rights through patent infringement litigation and licensing efforts.

We restructured our operations during the third quarter of 2018 in order to reduce operating expenses in light of our limited capital resources. Our primary business is to support and defend the investments we have made in developing and protecting our technologies by focusing on our patent enforcement program. We have made significant investments in developing and protecting our technologies and products, the returns on which are dependent upon the generation of future revenues for realization.